TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Income Taxes Expenses Included in Statements of Comprehensive Loss
	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Current taxes	1,224	836	552
Deferred taxes	81	6	14
Taxes with respect to previous years	138	401	20
	1,443	1,243	586